Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 19, 2023	May 31, 2021	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 09, 2020
Share-Based Compensation
Number of shares granted				1,886,166
2020 Equity Incentive Plan | Stock option
Share-Based Compensation
Number of shares authorized							26,500
Additional number of shares authorized		40,000	43,257			40,000
Number of share options granted					149,757
Expiration term				10 years
Number of options granted				2,050	30,956
Fair value of options granted (in dollars per share)				$ 33.50	$ 30.91
Options exercised				110,916	0
Share-based compensation expense recognized in selling, general and administrative expenses	$ 845			$ 1,197	$ 644
Unrecognized compensation cost related to unvested stock options granted				0	1,129
Fair value of shares vested				$ 1,197	$ 841
2020 Equity Incentive Plan | Stock option | Minimum
Share-Based Compensation
Service period for options vest and become fully exercisable				2 years
2020 Equity Incentive Plan | Stock option | Maximum
Share-Based Compensation
Service period for options vest and become fully exercisable				4 years